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                                                                          ZURICH



                              Zurich YieldWise Funds

                         report





                              Zurich YieldWise Money Fund

                              Zurich YieldWise Government
                              Money Fund

                              Zurich YieldWise Municipal
                              Money Fund
















                              Semiannual Report to Shareholders
                              for the Period Ended January 31, 2002
table of contents


                    3   Fund objectives

                    4   Performance summary

                    7   Variables affecting performance

                    8   Performance review

                    9   Terms to know

                   10   Portfolio composition

                   11   Portfolio of investments

                   24   Financial statements

                   29   Financial highlights

                   32   Notes to financial statements
fund objectives

                        Zurich YieldWise Funds (the "Trust") is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower costs.

                        Like all money market funds, an investment in these funds is not insured or guaranteed by the FDIC or any other government agency. Although money funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

                        Zurich YieldWise Money Fund

                        This fund seeks maximum current income to the extent consistent with stability of principal by investing exclusively in high quality short-term securities, as well as repurchase agreements that are backed by these securities.

                        Zurich YieldWise Government Money Fund

                        This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities.

                        Zurich YieldWise Municipal Money Fund

                        This fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with stability of principal by investing primarily in high quality short-term municipal securities.

performance summary


Zurich YieldWise Money Fund


Yield Comparison

Zurich YieldWise Money Fund is compared to the First Tier Money Fund Average which consists of all noninstitutional taxable money market funds investing in only first tier (highest rating) securities tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate.*

7-day yield is the annualized net investment income per share for the period shown.

|   Fund Yield vs. First Tier Money Fund Average
------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

8/1/2001           3.61                3.18
                   3.60                3.13
                   3.58                3.10
                   3.52                3.06
                   3.45                2.99
                   3.41                2.97
                   3.39                2.93
                   3.36                2.85
                   3.20                2.58
                   3.09                2.57
                   3.03                2.38
                   2.88                2.27
                   2.75                2.17
                   2.56                2.09
                   2.39                2.01
                   2.31                1.86
                   2.17                1.78
                   2.07                1.72
                   2.00                1.68
                   1.97                1.60
                   1.94                1.52
                   1.90                1.46
                   1.87                1.45
                   1.82                1.41
                   1.78                1.37
                   1.67                1.31
1/31/2002          1.68                1.29

Competitive Ranking

The ranking is based upon changes in net asset value with all dividends reinvested for the year ended 1/31/02. The Lipper category used for comparison is the Lipper Money Market Instrument Fund category. The ranking is historical and does not guarantee future performance.

Source: Lipper, Inc.

* The Advisor has agreed to waive expenses. If the Advisor had not waived expenses, yields and the total return would have been lower.


|  Lipper Ranking
------------------------------------------------

Top 2%      #6 of 316 funds  3 Years
-----------------------------------------
Top 7%      #23 of 380 funds  1 Year
-----------------------------------------

Zurich YieldWise Government Money Fund


Yield Comparison

Zurich YieldWise Government Money Fund is compared to the IBC Government Money Fund Average which consists of all noninstitutional government money market funds tracked by iMoneyNet, Inc. Returns are historical, do not guarantee future results, and will fluctuate.*

7-day yield is the annualized net investment income per share for the period shown.

|  Fund Yield vs. Government Money Fund Average
------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

8/1/2001           3.68                3.20
                   3.69                3.13
                   3.65                3.12
                   3.50                3.07
                   3.55                2.98
                   3.44                3.00
                   3.45                2.93
                   3.43                2.81
                   2.91                2.31
                   2.92                2.54
                   2.67                2.23
                   2.55                2.18
                   2.51                2.14
                   2.44                2.11
                   2.39                2.02
                   2.15                1.79
                   2.07                1.77
                   2.22                1.73
                   2.12                1.68
                   2.04                1.56
                   1.87                1.49
                   1.80                1.42
                   1.84                1.44
                   1.74                1.37
                   1.74                1.35
                   1.74                1.31
1/31/2002          1.73                1.33

Competitive Ranking

The ranking is based upon changes in net asset value with all dividends reinvested for the year ended 1/31/02. The Lipper category used for comparison is the Lipper Government Money Market Instrument Fund category. The ranking is historical and does not guarantee future performance.

Source: Lipper, Inc.

* The Advisor has agreed to waive expenses. If the Advisor had not waived expenses, yields and the total return would have been lower.


|  Lipper Ranking
------------------------------------------------

Top Fund    #1 of 117 funds  3 Years
-----------------------------------------
Top 5%      #6 of 134 funds   1 Year
-----------------------------------------

Zurich YieldWise Municipal Money Fund


Yield Comparison

Zurich YieldWise Municipal Money Fund is compared to the Tax-Free Money Fund Average which consists of all noninstitutional tax-free money market funds tracked by iMoneyNet, Inc. Returns are historical, do not guarantee future results, and will fluctuate.*

7-day yield is the annualized net investment income per share for the period shown.

|  Fund Yield vs. Tax-Free Money Fund Average
------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

8/1/2001           2.84                2.14
                   2.74                1.95
                   2.60                1.80
                   2.57                1.82
                   2.49                1.74
                   2.35                1.69
                   2.47                1.71
                   2.43                1.72
                   2.38                1.66
                   2.42                1.77
                   2.39                1.70
                   2.25                1.55
                   2.19                1.48
                   2.21                1.55
                   2.12                1.46
                   2.00                1.30
                   1.94                1.25
                   1.89                1.20
                   1.85                1.11
                   1.66                0.86
                   1.64                0.86
                   1.79                1.07
                   1.84                1.15
                   1.35                0.85
                   1.30                0.84
                   1.25                0.85
1/31/2002          1.24                0.86


Competitive Ranking

The ranking is based upon changes in net asset value with all dividends reinvested for the year ended 1/31/02. The Lipper category used for comparison is the Lipper Tax-Free Money Market Instrument Fund category. The ranking is historical and does not guarantee future performance.

Source: Lipper, Inc.

* The Advisor has agreed to waive expenses. If the Advisor had not waived expenses, yields and the total return would have been lower.


|  Lipper Ranking
------------------------------------------------

Top Fund    #1 of 121 funds  3 Years
-----------------------------------------
Top 2%      #2 of 139 funds   1 Year
-----------------------------------------
variables affecting performance


The investment manager invests in high quality, short-term securities that are consistent with each fund's specific objective.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities that portfolio managers select have a major impact on reaching our goal. However, they must continuously analyze other variables which affect share price stability and fund performance. Traditionally, there are three important variables which are factored into the decision-making process:

Monetary Policy

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they sell. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

Interest Rates

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

Average Length of Maturity

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(Also see "Terms to know" section)
performance review

An interview with Portfolio Manager Frank Rachwalski

Mr. Rachwalski has over 25 years of investment experience. He is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all the firm's money market funds. Mr. Rachwalski holds BBA and MBA degrees from Loyola University, Chicago.



--------------------------------------------------------------------------------
Market Review

The questions have shifted from uncertainty about the start of an economic recovery to the actual strength of the rebound. There has been across the board improvement in most economic data series. This development most likely marks the end of the easing cycle for monetary policy. As a result, the yield curve has steepened significantly and the forward yield curve now implies that the next movement by the Federal Reserve (Fed) will be to raise rates, perhaps as early as mid-year.

Outlook and Strategy

In this context, we have maintained a longer average life policy. We feel the market continues to offer value for extension. The reason is expectations for tightening, which are embodied in the money market yield curve, appear excessive based on past experiences.

The recession probably ended in November. We were expecting that the first quarter of 2002, rather than the fourth quarter of 2001, would be the initial period registering positive growth. Nevertheless, inventory rebuilding will occur and be followed by positive developments in regard to consumer expenditures and capital spending. Unfortunately, the unemployment rate is expected to rise, and the Fed's historical record shows it is very reluctant to tighten monetary conditions prior to an improvement in this measure. As a consequence, we favor longer maturities because any tightening will be delayed and not as significant as the market currently anticipates.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other considerations.

terms to know


7-Day Average Yield      Every money market fund calculates its yield according to a standardized method prescribed by the Securities and
                         Exchange Commission. Each day's yield is an average taken
                         over a 7-day period. This average helps to minimize the
                         effect of daily fluctuation in fund income, and therefore
                         yield.

Federal Funds            Commercial banks are required to keep these funds on
("Fed Funds")            deposit at the Federal Reserve Bank in their district. In
                         order to meet these reserve requirements, occasionally
                         commercial banks need to borrow funds. These funds are
                         borrowed from banks that have an excess of the required
                         amount on hand in what is called the "Fed Funds Market."
                         The interest rate on these loans is called the "Fed Funds
                         Rate" and is the key money market rate which influences all other short-term rates.

Maturity                 Maturity is the time remaining before an issuer is
                         scheduled to repay the principal amount on a debt security.
                         Money market instruments are debt securities.

portfolio composition


Zurich YieldWise Money Fund

On 1/31/2002*

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

Commercial paper                                     89%
Certificates of deposit                               8%
Short-term notes                                      3%
------------------------------------------------------------
Total                                               100%
------------------------------------------------------------

Weighted Average Maturity**
------------------------------------------------------------
Zurich YieldWise Money Fund                      53 days
First Tier Money Fund Average                    52 days

Zurich YieldWise Government Money Fund

On 1/31/2002*

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

Short-term notes                                     70%
Repurchase agreements                                30%
------------------------------------------------------------
Total                                               100%
------------------------------------------------------------

Weighted Average Maturity**
------------------------------------------------------------
Zurich YieldWise Government Money Fund           58 days
Government Money Fund Average                    50 days

Zurich YieldWise Municipal Money Fund

On 1/31/2002*

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

Variable rate demand securities                      52%
Short-term notes                                     48%
------------------------------------------------------------
Total                                               100%
------------------------------------------------------------

Weighted Average Maturity**
------------------------------------------------------------
Zurich YieldWise Municipal Money Fund            29 days
Tax-Free Money Fund Average                      37 days

*        Portfolio composition and holdings are subject to change.

** The Funds are compared to their respective iMoneyNet category: the First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average includes all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds. Weighted average maturity is as of 1/31/2002.

portfolio of investments

January 31, 2002 (Unaudited)

                                                       Principal
                                                       Amount ($)        Value ($)
------------------------------------------------------------------------------------


Zurich YieldWise Money Fund
------------------------------------------------------------------------------------

Commercial Paper 88.8%
------------------------------------------------------------------------------------
Ace Overseas Corp., 2.07%**, 3/20/2002                   10,000,000        9,972,975
------------------------------------------------------------------------------------
Ace Overseas Corp., 2.1%**, 3/20/2002                    10,000,000        9,972,583
------------------------------------------------------------------------------------
AES Shady Point, Inc., 1.48%**, 2/4/2002                 10,000,000        9,998,358
------------------------------------------------------------------------------------
Alpine Securitization Corp., 1.65%**, 2/25/2002          15,000,000       14,983,500
------------------------------------------------------------------------------------
American Honda Finance Corp., 2.038%*, 12/6/2002         10,000,000       10,000,000
------------------------------------------------------------------------------------
American Honda Finance Corp., 2.162%**, 2/25/2002        10,000,000       10,000,000
------------------------------------------------------------------------------------
Amsterdam Funding Corp., 1.95%**, 2/1/2002               10,000,000       10,000,000
------------------------------------------------------------------------------------
Asset Portfolio Funding, 1.64%**, 4/15/2002              10,000,000        9,966,744
------------------------------------------------------------------------------------
Asset Portfolio Funding, 1.44%**, 2/4/2002                5,000,000        4,999,200
------------------------------------------------------------------------------------
Associates Corp. of North America, 1.91%*, 6/15/2002     15,000,000       15,000,000
------------------------------------------------------------------------------------
Atlantis One Funding Corp., 2.1%**, 3/5/2002              6,125,000        6,113,567
------------------------------------------------------------------------------------
Atlantis One Funding Corp., 2.13%**, 2/15/2002           10,000,000        9,991,133
------------------------------------------------------------------------------------
Banco de Galicia y Buenos Aires SA, 2.3%**,
   2/22/2002                                              5,000,000        4,993,292
------------------------------------------------------------------------------------
Barton Capital Corp., 1.89%**, 7/10/2002                  5,000,000        4,958,263
------------------------------------------------------------------------------------
Bavaria Universal Funding Corp., 1.82%*, 4/10/2002       10,000,000        9,999,973
------------------------------------------------------------------------------------
Baxter International, Inc., 1.9%**, 2/1/2002              7,914,000        7,914,000
------------------------------------------------------------------------------------
Beta Finance, Inc., 2.05%**, 2/20/2002                   10,000,000        9,989,181
------------------------------------------------------------------------------------
Black Forest Funding Corp., 1.56%**, 2/8/2002            15,000,000       14,994,808
------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp., 1.76%**, 2/12/2002       15,000,000       14,991,933
------------------------------------------------------------------------------------
Caterpillar Financial Services Corp., 2.131%*,
   6/3/2002                                               3,700,000        3,700,000
------------------------------------------------------------------------------------
Commerzbank Europe (Ireland), 1.69%**, 2/8/2002          10,000,000        9,996,247
------------------------------------------------------------------------------------
Commerzbank Europe (Ireland), 2.08%**, 2/26/2002         10,000,000        9,985,556
------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 1.79%**, 3/21/2002         15,000,000       14,964,200
------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., 1.75%*, 5/22/2002      10,000,000       10,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 2.18%*,
   12/6/2002                                             10,000,000       10,016,339
------------------------------------------------------------------------------------
Danske Corp., 3.53%**, 3/8/2002                           5,000,000        4,982,403
------------------------------------------------------------------------------------
Fairway Finance Corp., 1.68%**, 2/11/2002                10,000,000        9,994,861
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 1.67%**,
   2/19/2002                                             15,000,000       14,987,475
------------------------------------------------------------------------------------
Florida Power Corp., 1.88%**, 2/15/2002                  13,990,000       13,979,772




    The accompanying notes are an integral part of the financial statements.

                                       11

                                                       Principal
                                                       Amount ($)        Value ($)
------------------------------------------------------------------------------------

Forrestal Fundings Master Trust, 1.75%**, 3/15/2002       5,328,000        5,317,122
------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp., 1.86%**,
   3/27/2002                                              5,116,000        5,101,726
------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp., 1.92%**,
   3/1/2002                                               5,000,000        4,992,533
------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp., 1.68%**,
   2/5/2002                                               3,520,000        3,519,179
------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp., 2.1%**,
   2/19/2002                                              3,944,000        3,939,859
------------------------------------------------------------------------------------
Four Winds Funding Corp., 1.7%**, 2/15/2002              15,000,000       14,990,083
------------------------------------------------------------------------------------
Galaxy Funding, Inc., 1.68%**, 5/16/2002                  5,000,000        4,975,733
------------------------------------------------------------------------------------
Galaxy Funding, Inc., 2.37%**, 2/13/2002                 10,000,000        9,992,100
------------------------------------------------------------------------------------
Giro Funding US Corp., 1.58%**, 2/7/2002                 10,000,000        9,996,933
------------------------------------------------------------------------------------
Giro Funding US Corp., 1.69%**, 2/8/2002                  5,000,000        4,998,124
------------------------------------------------------------------------------------
Giro Multi-Funding Corp., 1.92%**, 6/17/2002             11,000,000       10,920,213
------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 1.93%**, 4/19/2002            10,000,000       10,000,000
------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 2.056%*, 7/5/2002             10,000,000       10,007,518
------------------------------------------------------------------------------------
Greenwich Funding Corp., 1.7%**, 2/12/2002                7,000,000        6,996,364
------------------------------------------------------------------------------------
Greenwich Funding Corp., 1.89%**, 7/1/2002                8,000,000        7,937,000
------------------------------------------------------------------------------------
Halifax PLC, 2.08%**, 3/27/2002                           3,300,000        3,289,704
------------------------------------------------------------------------------------
Household Finance Corp., 2.363%*, 5/24/2002              15,000,000       15,008,466
------------------------------------------------------------------------------------
ING Bank NV, 1.78%**, 7/22/2002                          10,000,000        9,915,450
------------------------------------------------------------------------------------
Intrepid Funding Master Trust, 1.83%**, 2/28/2002        15,000,000       14,979,413
------------------------------------------------------------------------------------
Jupiter Securitization Corp., 2.1%**, 2/27/2002           6,600,000        6,589,990
------------------------------------------------------------------------------------
K2 (USA) LLC, 3.4%**, 3/28/2002                          16,000,000       15,916,889
------------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 1.9%**, 7/26/2002               5,058,000        5,011,284
------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 1.84%**, 7/10/2002       10,000,000        9,918,733
------------------------------------------------------------------------------------
Montauk Funding Corp., 1.78%**, 2/21/2002                15,000,000       14,985,167
------------------------------------------------------------------------------------
Moriarty LLC, 2.09%**, 5/17/2002                         10,000,000        9,939,042
------------------------------------------------------------------------------------
Moriarty LLC, 2.1%**, 2/19/2002                           5,000,000        4,994,750
------------------------------------------------------------------------------------
Moriarty LLC, 2.4%**, 3/25/2002                           5,000,000        4,982,667
------------------------------------------------------------------------------------
Nordea North America, Inc., 3.65%**, 3/25/2002            5,000,000        4,973,278
------------------------------------------------------------------------------------
Northern Rock PLC, 1.8%**, 4/15/2002                      5,000,000        4,981,750




    The accompanying notes are an integral part of the financial statements.

                                       12

                                                       Principal
                                                       Amount ($)        Value ($)
------------------------------------------------------------------------------------

Old Line Funding Corp., 1.48%**, 2/6/2002                14,510,000       14,506,413
------------------------------------------------------------------------------------
Pennine Funding LLC, 2.02%**, 4/19/2002                   5,000,000        4,978,397
------------------------------------------------------------------------------------
Pennine Funding LLC, 2.05%**, 4/19/2002                  10,000,000        9,956,153
------------------------------------------------------------------------------------
Pennine Funding LLC, 2.07%**, 4/19/2002                   5,000,000        4,977,862
------------------------------------------------------------------------------------
Philip Morris Cos., Inc., 1.68%**, 2/27/2002              8,814,000        8,803,306
------------------------------------------------------------------------------------
Quincy Capital Corp., 1.85%**, 2/13/2002                 10,000,000        9,993,833
------------------------------------------------------------------------------------
Receivables Capital Corp., 1.68%**, 2/26/2002            16,306,000       16,286,976
------------------------------------------------------------------------------------
Receivables Capital Corp., 1.7%**, 2/12/2002              5,056,000        5,053,374
------------------------------------------------------------------------------------
Scaldis Capital LLC, 1.82%**, 7/19/2002                   5,000,000        4,957,533
------------------------------------------------------------------------------------
Scaldis Capital LLC, 1.92%**, 4/22/2002                   6,000,000        5,974,400
------------------------------------------------------------------------------------
Sigma Finance, Inc., 2.07%**, 4/23/2002                   5,000,000        4,976,712
------------------------------------------------------------------------------------
Sigma Finance, Inc., 3.57%**, 3/22/2002                   5,000,000        4,975,364
------------------------------------------------------------------------------------
Sigma Finance, Inc., 3.79%**, 3/22/2002                  10,000,000        9,947,597
------------------------------------------------------------------------------------
Societe Generale North America, Inc., 3.55%**,
   3/22/2002                                              5,000,000        4,975,466
------------------------------------------------------------------------------------
Spintab AB, 1.85%**, 3/18/2002                           10,000,000        9,976,875
------------------------------------------------------------------------------------
Stellar Funding Group, Inc., 1.83%**, 2/27/2002           4,000,000        3,994,713
------------------------------------------------------------------------------------
Stellar Funding Group, Inc., 1.9%**, 3/26/2002            5,000,000        4,986,014
------------------------------------------------------------------------------------
Stellar Funding Group, Inc., 1.95%**, 5/29/2002           2,000,000        1,987,325
------------------------------------------------------------------------------------
Stellar Funding Group, Inc., 2.12%**, 2/22/2002           3,901,000        3,896,176
------------------------------------------------------------------------------------
Superior Funding Capital Corp., 1.78%**, 2/11/2002        5,466,000        5,463,297
------------------------------------------------------------------------------------
Swedbank, Inc., 2.05%**, 4/16/2002                        6,000,000        5,974,717
------------------------------------------------------------------------------------
Swedish National Housing Finance Corp., 1.83%**,
   4/18/2002                                             13,000,000       12,949,777
------------------------------------------------------------------------------------
Swedish National Housing Finance Corp., 1.85%**,
   6/5/2002                                               7,000,000        6,955,394
------------------------------------------------------------------------------------
Sweetwater Capital Corp., 1.9%**, 7/22/2002               3,412,000        3,381,207
------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., 1.68%**, 3/15/2002             2,521,000        2,516,059
------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., 1.7%**, 2/13/2002              3,500,000        3,498,017
------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., 1.77%**, 3/15/2002             5,000,000        4,989,675
------------------------------------------------------------------------------------
Verizon Global Funding Corp., 1.96%**, 7/19/2002         10,000,000        9,908,533
------------------------------------------------------------------------------------
WCP Funding, Inc., 1.81%**, 3/14/2002                    15,000,000       14,969,079
------------------------------------------------------------------------------------
Wells Fargo Financial, Inc., 2.17%**, 3/28/2002          10,000,000        9,966,847




    The accompanying notes are an integral part of the financial statements.

                                       13

                                                       Principal
                                                       Amount ($)        Value ($)
------------------------------------------------------------------------------------

Westdeutsche Landesbank GZ, 1.83%**, 7/9/2002            10,000,000        9,919,683
------------------------------------------------------------------------------------
Windmill Funding Corp., 1.7%**, 2/14/2002                15,000,000       14,990,792
------------------------------------------------------------------------------------
Total Commercial Paper                                                   771,304,999
(Cost $771,304,999)
------------------------------------------------------------------------------------

Certificates of Deposit 8.3%
------------------------------------------------------------------------------------
American Express Centurion Bank, 1.874%*, 10/3/2002      20,000,000       20,000,000
------------------------------------------------------------------------------------
Bank of America Corp., 2.166%**, 2/11/2002               10,000,000       10,000,792
------------------------------------------------------------------------------------
Bayerische Hypo-und Vereinsbank AG, 2.29%**,
   2/18/2003                                              5,000,000        5,000,000
------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, 2.5%**, 3/4/2003      5,000,000        4,999,469
------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, 2.505%**,
   3/4/2003                                               5,000,000        5,000,265
------------------------------------------------------------------------------------
Comerica Bank, 1.8%*, 10/28/2002                         10,000,000       10,000,000
------------------------------------------------------------------------------------
Comerica Bank, 2.274%*, 11/25/2002                        7,500,000        7,509,061
------------------------------------------------------------------------------------
National City Bank (OH), 1.8%*, 8/16/2002                10,000,000        9,998,926
------------------------------------------------------------------------------------
Total Certificates of Deposit                                             72,508,513
(Cost $72,508,513)
------------------------------------------------------------------------------------

Short-Term Notes 2.9%
------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%**, 11/1/2002               10,000,000       10,000,000
------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.57%**, 11/1/2002               15,000,000       15,000,000
------------------------------------------------------------------------------------
Total Short-Term Notes                                                    25,000,000
(Cost $25,000,000)
------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $868,813,512) (a)                                              $   868,813,512
------------------------------------------------------------------------------------

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of January 31, 2002.

**       Interest rates represent annualized yield to date of maturity.

(a)      The cost for federal income tax purposes is $868,813,512.



    The accompanying notes are an integral part of the financial statements.

portfolio of investments

January 31, 2002 (Unaudited)


                                                        Principal
                                                        Amount ($)       Value ($)
------------------------------------------------------------------------------------

Zurich YieldWise Government Money Fund
------------------------------------------------------------------------------------

Short-Term Notes 69.9%
------------------------------------------------------------------------------------
Federal National Mortgage Association, 1.63%*,             5,000,000       4,999,522
   7/26/2002
------------------------------------------------------------------------------------
Federal National Mortgage Association, 1.717%*,
   10/4/2002                                              10,000,000       9,997,908
------------------------------------------------------------------------------------
Federal National Mortgage Association, 1.755%*,
   10/17/2002                                             10,000,000       9,995,309
------------------------------------------------------------------------------------
Federal Farm Credit Bank, 1.77%*, 6/3/2002                 5,000,000       4,999,687
------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.614%*, 9/20/2002                 5,000,000       4,998,896
------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.621%*, 3/24/2003                 5,000,000       4,997,161
------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.7%*, 2/14/2003                   5,000,000       4,998,501
------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.724%*, 2/3/2003                  5,000,000       4,997,775
------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.734%*, 3/6/2003                  5,000,000       4,997,171
------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.74%*, 8/23/2002                  7,000,000       6,997,779
------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.755%*, 4/18/2002                10,000,000       9,999,792
------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.34%**, 12/5/2002                 4,000,000       3,988,743
------------------------------------------------------------------------------------
Federal Home Loan Bank, 2%*, 2/14/2003                     5,000,000       5,000,000
------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.028%*, 1/23/2003                 5,000,000       5,000,000
------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.2%**, 11/1/2002                  4,000,000       4,000,000
------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%**, 10/30/2002                4,000,000       4,000,000
------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%**, 11/1/2002                 5,000,000       5,000,000
------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.38%**, 11/15/2002                3,000,000       3,000,000
------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.515%**, 10/17/2002               5,000,000       5,000,000
------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.55%**, 11/22/2002                6,000,000       6,000,000
------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.55%**, 11/22/2002                5,000,000       5,000,000
------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.63%**, 8/15/2002                10,000,000      10,000,000
------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.53%**, 2/1/2002                  9,000,000       9,000,000
------------------------------------------------------------------------------------
Freddie Mac, 1.98%**, 10/18/2002                           5,000,000       4,928,775
------------------------------------------------------------------------------------
Student Loan Marketing Association, 2.008%*, 6/5/2002      6,000,000       6,000,000
------------------------------------------------------------------------------------
Student Loan Marketing Association, 2.218%*,
   3/11/2002                                               5,000,000       4,999,794
------------------------------------------------------------------------------------
Student Loan Marketing Association, 2.228%*,
   4/11/2002                                               5,000,000       4,999,638
------------------------------------------------------------------------------------
Student Loan Marketing Association, 2.24%**, 2/4/2002     1,000,0000       9,999,992
------------------------------------------------------------------------------------
Student Loan Marketing Association, 2.248%*, 2/7/2002     1,000,0000       9,999,950
------------------------------------------------------------------------------------
Student Loan Marketing Association, 2.248%*,
   4/25/2002                                              12,500,000      12,498,642
------------------------------------------------------------------------------------
Student Loan Marketing Association, 2.4%**,
   10/10/2002                                              5,000,000       5,000,000




    The accompanying notes are an integral part of the financial statements.

                                       15

                                                        Principal
                                                        Amount ($)       Value ($)
------------------------------------------------------------------------------------
U.S. Export Import Bank-Hainan Airlines, Series
   2000-1, 1.855%*, 6/21/2004                              5,488,178       5,488,178
------------------------------------------------------------------------------------
U.S. Export Import Bank-Hainan Airlines, Series
   2000-2, 1.88%*, 12/21/2004                              7,098,860       7,098,860
------------------------------------------------------------------------------------
U.S. Export Import Bank-Hainan Airlines, Series
   2001-1, 1.957%*, 12/15/2007                             3,000,000       3,000,000
------------------------------------------------------------------------------------
U.S. Export Import Bank-Hainan Airlines, Series
   2001-2, 1.93%*, 12/15/2007                              3,000,000       3,000,000
------------------------------------------------------------------------------------
U.S. Export Import Bank-Hainan Airlines, Series
   2001-3, 1.904%*, 12/15/2007                             3,000,000       3,000,000
------------------------------------------------------------------------------------
Total Short-Term Notes                                                   216,982,073
(Cost $216,982,073)
------------------------------------------------------------------------------------

Repurchase Agreements%*** 30.1%
------------------------------------------------------------------------------------
Bear Stearns, Inc., 1.74%, to be repurchased at           10,000,000      10,000,000
   $10,010,150 on 2/13/2002
------------------------------------------------------------------------------------
First Boston, Inc., 1.77%, to be repurchased at
   $25,008,604 on 2/5/2002                                25,000,000      25,000,000
------------------------------------------------------------------------------------
Goldman Sachs & Co., 1.77%, to be repurchased at
   $15,005,900 on 2/6/2002                                15,000,000      15,000,000
------------------------------------------------------------------------------------
Goldman Sachs & Co., 1.81%, to be repurchased at
   $15,005,279 on 2/6/2002                                15,000,000      15,000,000
------------------------------------------------------------------------------------
Greenwich Capital Markets, 1.94%, to be repurchased
   at $15,000,808 on 2/1/2002                             15,000,000      15,000,000
------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 1.82%, to be repurchased
   at $10,003,539 on 2/7/2002                             10,000,000      10,000,000
------------------------------------------------------------------------------------
State Street Bank and Trust Co., 1.86%, to be
   repurchased at $3,607,186 on 2/1/2002                   3,607,000       3,607,000
------------------------------------------------------------------------------------
Total Repurchase Agreements                                               93,607,000
(Cost $93,607,000)
------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%                                     310,589,073
(Cost $310,589,073) (a)
------------------------------------------------------------------------------------

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of January 31, 2002.

**       Interest rates represent annualized yield to date of maturity.

*** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)      The cost for federal income tax purposes is $310,589,073.


    The accompanying notes are an integral part of the financial statements.

portfolio of investments

January 31, 2002 (Unaudited)

                                                        Principal
                                                        Amount ($)       Value ($)
------------------------------------------------------------------------------------


Zurich YieldWise Municipal Money Fund
------------------------------------------------------------------------------------

Municipal Investments 100.0%
------------------------------------------------------------------------------------
Alabama 2.1%
------------------------------------------------------------------------------------
Birmingham Special Care Facilities Finance                 5,000,000       5,000,000
   Authority, 1.45%*, 11/15/2039
------------------------------------------------------------------------------------
Mobile Special Care Facilities Finance Authority,
   1.45%*, 11/15/2039                                      5,000,000       5,000,000
------------------------------------------------------------------------------------
Arizona 4.2%
------------------------------------------------------------------------------------
Salt River Agriculture:                                    8,000,000       8,000,000
   1.6%**, 2/7/2002
------------------------------------------------------------------------------------
   2.1%**, 2/14/2002                                       4,000,000       4,000,000
------------------------------------------------------------------------------------
   2.15%**, 2/8/2002                                       5,500,000       5,500,000
------------------------------------------------------------------------------------
   2.35%**, 2/12/2002                                      2,600,000       2,600,000
------------------------------------------------------------------------------------
Arkansas 1.0%
------------------------------------------------------------------------------------
Arkansas Hospital Equipment Finance Authority,             2,135,000       2,135,000
   1.45%*, 11/1/2028
------------------------------------------------------------------------------------
Pocahontas Maclean Esna LP Project, 1.45%*, 5/1/2015       2,500,000       2,500,000
------------------------------------------------------------------------------------
California 2.7%
------------------------------------------------------------------------------------
California State Revenue Anticipation Notes,               5,000,000       5,000,000
   1.478%*, 6/28/2002
------------------------------------------------------------------------------------
California State Revenue Anticipation Notes,
   2.21%**, 6/28/2002                                      8,000,000       8,032,637
------------------------------------------------------------------------------------
Colorado 4.2%
------------------------------------------------------------------------------------
Platte River Power Authority, 1.35%**, 3/11/2002           3,000,000       3,000,000
------------------------------------------------------------------------------------
Student Obligation Bond Authority, 1.4%*, 9/1/2024         8,855,000       8,855,000
------------------------------------------------------------------------------------
Western Stock Show Project, 1.55%*, 7/1/2029               4,510,000       4,510,000
------------------------------------------------------------------------------------
Worldport Denver International Airport Project,
   1.5%*, 12/1/2029                                        4,000,000       4,000,000
------------------------------------------------------------------------------------
Delaware 1.1%
------------------------------------------------------------------------------------
Sussex County Perdue Agrirecycle LLC Project, 1.5%*,       5,000,000       5,000,000
   1/1/2013




    The accompanying notes are an integral part of the financial statements.

                                       17

                                                        Principal
                                                        Amount ($)       Value ($)
------------------------------------------------------------------------------------
Florida 10.7%
------------------------------------------------------------------------------------
Gainesville Utilities:
   1.3%**, 4/9/2002                                        2,000,000       2,000,000
------------------------------------------------------------------------------------
   1.65%**, 2/14/2002                                      5,000,000       5,000,000
------------------------------------------------------------------------------------
Jacksonville Electric Authority, 2%**, 2/7/2002            3,000,000       3,000,000
------------------------------------------------------------------------------------
Kissimmee Utility Authority:
   1.2%**, 4/11/2002                                       5,000,000       5,000,000
------------------------------------------------------------------------------------
   1.4%**, 3/7/2002                                        1,000,000       1,000,000
------------------------------------------------------------------------------------
Miami-Dade Aviation Authority:
   1.35%**, 5/9/2002                                       1,000,000       1,000,000
------------------------------------------------------------------------------------
   2.2%**, 2/15/2002                                       6,000,000       6,000,000
------------------------------------------------------------------------------------
   2.4%**, 2/11/2002                                       3,632,000       3,632,000
------------------------------------------------------------------------------------
Miami-Dade County Gulliver Schools Project, 1.45%*,
   9/1/2029                                                2,970,000       2,970,000
------------------------------------------------------------------------------------
Municipal Power Agency:
   1.25%**, 3/12/2002                                      2,839,000       2,839,000
------------------------------------------------------------------------------------
   1.6%**, 2/11/2002                                       4,980,000       4,980,000
------------------------------------------------------------------------------------
Orlando Capital Improvements Authority:
   1.45%**, 3/8/2002                                       2,000,000       2,000,000
------------------------------------------------------------------------------------
   2.05%**, 2/13/2002                                      3,600,000       3,600,000
------------------------------------------------------------------------------------
Sarasota County Bay Village Project, 1.45%*,
   12/1/2023                                               1,800,000       1,800,000
------------------------------------------------------------------------------------
University of Northern Florida:
   1.4%*, 11/1/2024                                        4,000,000       4,000,000
------------------------------------------------------------------------------------
   1.4%*, 11/1/2030                                        2,000,000       2,000,000
------------------------------------------------------------------------------------
Georgia 1.9%
------------------------------------------------------------------------------------
Fulton County Development Authority Revenue-Lovett         4,000,000       4,000,000
   School Project, 1.4%*, 7/1/2026
------------------------------------------------------------------------------------
Municipal Electric Authority of Georgia, 1.35%**,
   2/5/2002                                                3,000,000       3,000,000
------------------------------------------------------------------------------------
Willacoochie Development Authority Pollution Control
   Revenue, 1.45%*, 5/1/2021                               2,000,000       2,000,000
------------------------------------------------------------------------------------
Idaho 1.5%
------------------------------------------------------------------------------------
Power County Industrial Development-FMC Corp.              7,000,000       7,000,000
   Project, 1.45%*, 4/1/2014




    The accompanying notes are an integral part of the financial statements.

                                       18

                                                        Principal
                                                        Amount ($)       Value ($)
------------------------------------------------------------------------------------
Illinois 11.2%
------------------------------------------------------------------------------------
Carol Stream MAAC Machinery Co. Project, 1.45%*,             765,000         765,000
   4/1/2024
------------------------------------------------------------------------------------
Chicago Multi-Family Housing Revenue, 1.43%*,
   7/1/2029                                                3,300,000       3,300,000
------------------------------------------------------------------------------------
Cook County Individual Development Revenue:
   1.43%*, 7/1/2020                                        2,850,000       2,850,000
------------------------------------------------------------------------------------
   1.43%*, 12/1/2034                                       2,000,000       2,000,000
------------------------------------------------------------------------------------
Development Financial Authority
   Grecian Delight Foods Project, 1.45%*, 8/1/2019         7,100,000       7,100,000
------------------------------------------------------------------------------------
   Henry Valve Co. Project, 1.43%*, 10/1/2006              2,195,000       2,195,000
------------------------------------------------------------------------------------
   Knead Dough Baking Project, 1.7%*, 9/1/2025             3,270,000       3,270,000
------------------------------------------------------------------------------------
   Local Government Financing Project, 1.6%*,
   9/1/2029                                                4,000,000       4,000,000
------------------------------------------------------------------------------------
   Museum Contemporary Art Project, 1.45%*, 2/1/2029       4,000,000       4,000,000
------------------------------------------------------------------------------------
   Regional Organization Bank Project, 1.55%*,
   12/1/2020                                               2,850,000       2,850,000
------------------------------------------------------------------------------------
   Whiting Corp. Project, 1.7%*, 6/1/2015                  2,800,000       2,800,000
------------------------------------------------------------------------------------
 Dupage County Benedictine University Building
   Project, 1.37%*, 7/1/2024                               2,925,000       2,925,000
------------------------------------------------------------------------------------
Lake Zurich Individual Development Revenue, 1.43%*,
   3/1/2018                                                2,205,000       2,205,000
------------------------------------------------------------------------------------
Sangamon County Individual Development Revenue:
   1.65%*, 6/1/2012                                        2,600,000       2,600,000
------------------------------------------------------------------------------------
   1.65%*, 6/1/2014                                        3,000,000       3,000,000
------------------------------------------------------------------------------------
Tinley Park Individual Development Revenue, 1.43%*,
   7/1/2020                                                2,965,000       2,965,000
------------------------------------------------------------------------------------
Upper Illinois River Valley Development Authority
   Revenue, 1.5%*, 12/1/2021                               4,405,000       4,405,000
------------------------------------------------------------------------------------
Indiana 2.7%
------------------------------------------------------------------------------------
Crawfordsville Economic Development Revenue, 1.45%*,       2,250,000       2,250,000
   6/1/2007
------------------------------------------------------------------------------------
Development Financial Authority:
   Enterprise Center I Project, 1.53%*, 6/1/2022           2,900,000       2,900,000
------------------------------------------------------------------------------------
   Enterprise Center IV Project, 1.53%*, 6/1/2022          2,600,000       2,600,000
------------------------------------------------------------------------------------
   Enterprise Center VI Project, 1.53%*, 6/1/2022          4,900,000       4,900,000





    The accompanying notes are an integral part of the financial statements.

                                       19

                                                        Principal
                                                        Amount ($)       Value ($)
------------------------------------------------------------------------------------
Kentucky 6.1%
------------------------------------------------------------------------------------
Asset/Liability General Fund Revenue, 1.24%*,              7,000,000       7,000,000
   6/26/2002
------------------------------------------------------------------------------------
Danville Multi-City Lease Revenue:
   1.55%**, 2/7/2002                                       1,430,000       1,430,000
------------------------------------------------------------------------------------
   1.6%**, 2/8/2002                                        7,210,000       7,210,000
------------------------------------------------------------------------------------
Lexington-Fayette County YMCA Central Kentucky
   Project, 1.55%*, 7/1/2019                               1,800,000       1,800,000
------------------------------------------------------------------------------------
Mayfield Multi-City Lease Revenue, 1.45%*, 7/1/2026        2,170,000       2,170,000
------------------------------------------------------------------------------------
Pendleton Multi-City Lease Revenue, 2.6%**, 2/11/2002      9,335,000       9,335,000
------------------------------------------------------------------------------------
Louisiana 1.3%
------------------------------------------------------------------------------------
West Baton Rouge Department of Water:
   1.3%**, 4/9/2002                                        1,150,000       1,150,000
------------------------------------------------------------------------------------
   1.7%**, 3/7/2002                                        2,000,000       2,000,000
------------------------------------------------------------------------------------
   1.95%**, 2/13/2002                                      3,000,000       3,000,000
------------------------------------------------------------------------------------
Maryland 3.5%
------------------------------------------------------------------------------------
Anne Arundel Baltimore Gas and Electric Co.:
   1.3%**, 4/10/2002                                       3,000,000       3,000,000
------------------------------------------------------------------------------------
   1.35%**, 4/8/2002                                       7,100,000       7,100,000
------------------------------------------------------------------------------------
   1.5%**, 3/8/2002                                        3,000,000       3,000,000
------------------------------------------------------------------------------------
   1.75%**, 2/12/2002                                      1,950,000       1,950,000
------------------------------------------------------------------------------------
   2.4%**, 2/11/2002                                       1,450,000       1,450,000
------------------------------------------------------------------------------------
Michigan 3.6%
------------------------------------------------------------------------------------
 Farmington Hills Brookfield Building Association            790,000         790,000
   Project, 1.55%*, 11/1/2010
------------------------------------------------------------------------------------
Genesee County Atlas Technologies, Inc. Project,
   1.7%*, 12/1/2021                                          300,000         300,000
------------------------------------------------------------------------------------
Oakland County Economic Development Authority:
------------------------------------------------------------------------------------
   1.55%*, 11/1/2023                                         800,000         800,000
------------------------------------------------------------------------------------
   1.7%*, 5/1/2012                                         2,785,000       2,785,000
------------------------------------------------------------------------------------
Strategic Fund
   Continental Aluminum Project, 1.55%*, 10/1/2015           900,000         900,000
------------------------------------------------------------------------------------
   Creative Foam Corp. Project, 1.7%*, 11/1/2011             800,000         800,000
------------------------------------------------------------------------------------
   Department of Water:
     1.2%**, 4/5/2002                                      2,000,000       2,000,000




    The accompanying notes are an integral part of the financial statements.

                                       20

                                                        Principal
                                                        Amount ($)       Value ($)
------------------------------------------------------------------------------------
     1.65%**, 2/21/2002                                    3,000,000       3,000,000
------------------------------------------------------------------------------------
     1.95%**, 2/14/2002                                    2,000,000       2,000,000
------------------------------------------------------------------------------------
University of Michigan Regents, 1.15%**, 5/13/2002         4,000,000       4,000,000
------------------------------------------------------------------------------------
Minnesota 0.2%
------------------------------------------------------------------------------------
Cottage Grove Environmental Control Revenue, 1.4%*,        1,000,000       1,000,000
   8/1/2012
------------------------------------------------------------------------------------
Missouri 2.9%
------------------------------------------------------------------------------------
Higher Education Loan Authority, 1.45%*, 12/1/2005        12,000,000      12,000,000
------------------------------------------------------------------------------------
St. Louis Air Cargo Facility Revenue, 1.5%*, 3/1/2030      2,000,000       2,000,000
------------------------------------------------------------------------------------
Nebraska 2.8%
------------------------------------------------------------------------------------
Investment Financial Authority Single Family Housing       5,170,000       5,170,000
   Revenue, 1.45%*, 9/1/2022
------------------------------------------------------------------------------------
Public Power District:
   1.2%**, 4/5/2002                                        3,000,000       3,000,000
------------------------------------------------------------------------------------
   1.65%**, 2/12/2002                                      5,000,000       5,000,000
------------------------------------------------------------------------------------
Nevada 0.7%
------------------------------------------------------------------------------------
Las Vegas Valley Water Authority, 1.2%**, 4/9/2002         3,500,000       3,500,000
------------------------------------------------------------------------------------
New Hampshire 2.1%
------------------------------------------------------------------------------------
Business Finance Authority of New Hampshire, 1.45%*,       5,000,000       5,000,000
   9/1/2012
------------------------------------------------------------------------------------
New Hampshire General Obligation, 1.8%**, 2/13/2002        5,300,000       5,300,000
------------------------------------------------------------------------------------
New Jersey 0.7%
------------------------------------------------------------------------------------
Salem County Dupont Project, 1.65%*, 3/1/2012              3,500,000       3,500,000
------------------------------------------------------------------------------------
New York 0.7%
------------------------------------------------------------------------------------
New York City Transitional Financial Authority             3,500,000       3,525,539
   Revenue, 2.13%**, 10/2/2002
------------------------------------------------------------------------------------
North Carolina 0.7%
------------------------------------------------------------------------------------
Moore County Individual Facilities & Pollution             3,200,000       3,200,000
   Control Financial Authority Revenue, 1.5%*,
   5/1/2010
------------------------------------------------------------------------------------
Ohio 1.4%
------------------------------------------------------------------------------------
Air Quality Development Authority, 2%**, 2/12/2002         2,600,000       2,600,000
------------------------------------------------------------------------------------
Higher Education Facilities Authority, 1.55%*,
   9/1/2025                                                3,870,000       3,870,000
------------------------------------------------------------------------------------
Pennsylvania 4.2%
------------------------------------------------------------------------------------
Bucks County Oxford Falls Project, 1.58%*, 10/1/2014       1,500,000       1,500,000




    The accompanying notes are an integral part of the financial statements.

                                       21

                                                        Principal
                                                        Amount ($)       Value ($)
------------------------------------------------------------------------------------
East Hempfield Individual Development Authority
   Revenue-Menomite Home Project, 1.43%*, 6/1/2025         4,300,000       4,300,000
------------------------------------------------------------------------------------
Higher Education Assistance Agency Student Loan
   Revenue, 1.4%*, 3/1/2027                                8,200,000       8,200,000
------------------------------------------------------------------------------------
Lancaster County Hospital Authority
   Revenue-Luthercare Project, 1.45%*, 2/15/2029           6,035,000       6,035,000
------------------------------------------------------------------------------------
South Carolina 4.1%
------------------------------------------------------------------------------------
Economic Development Authority Hospital Facilities         5,000,000       5,000,000
   Revenue, 1.7%*, 11/1/2031
------------------------------------------------------------------------------------
Public Service Authority:
   1.15%**, 4/5/2002                                       6,846,000       6,846,000
------------------------------------------------------------------------------------
   1.2%**, 4/10/2002                                       3,000,000       3,000,000
------------------------------------------------------------------------------------
   1.4%**, 9/12/2002                                       4,900,000       4,900,000
------------------------------------------------------------------------------------
Texas 11.2%
------------------------------------------------------------------------------------
Austin Utility, 2%**, 2/12/2002                            2,000,000       2,000,000
------------------------------------------------------------------------------------
Dallas-Fort Worth International Airport Facility
   Improvement Revenue, 1.5%*, 1/1/2016                    6,080,000       6,080,000
------------------------------------------------------------------------------------
Harris County:
   1.6%**, 2/7/2002                                        2,700,000       2,700,000
------------------------------------------------------------------------------------
   1.65%**, 2/13/2002                                      2,374,000       2,374,000
------------------------------------------------------------------------------------
   1.7%**, 2/13/2002                                       4,000,000       4,000,000
------------------------------------------------------------------------------------
Houston Water & Sewer Authority, 1.65%**, 2/20/2002        2,000,000       2,000,000
------------------------------------------------------------------------------------
Public Finance Authority, 1.25%**, 2/19/2002               3,000,000       3,000,000
------------------------------------------------------------------------------------
San Antonio Gas and Electric Revenue:
   1.2%**, 4/8/2002                                        4,500,000       4,500,000
------------------------------------------------------------------------------------
   1.3%**, 5/9/2002                                        4,000,000       4,000,000
------------------------------------------------------------------------------------
   1.35%**, 3/12/2002                                      3,000,000       3,000,000
------------------------------------------------------------------------------------
Texas Municipal Power Agency, 1.3%**, 3/11/2002            2,000,000       2,000,000
------------------------------------------------------------------------------------
Texas Small Business Individual Development Revenue,
   1.4%*, 7/1/2026                                         8,000,000       8,000,000
------------------------------------------------------------------------------------
Texas State Tax & Revenue Anticipation Notes,
   2.44%**, 8/29/2002                                      7,000,000       7,050,451
------------------------------------------------------------------------------------
University of Texas, 1.65%**, 4/9/2002                     2,613,000       2,613,000
------------------------------------------------------------------------------------
Utah 3.2%
------------------------------------------------------------------------------------
Intermountain Power Agency:
   1.15%**, 4/8/2002                                       2,000,000       2,000,000




    The accompanying notes are an integral part of the financial statements.

                                       22

                                                        Principal
                                                        Amount ($)       Value ($)
------------------------------------------------------------------------------------
   1.2%**, 4/5/2002                                        2,000,000       2,000,000
------------------------------------------------------------------------------------
   1.25%**, 5/20/2002                                      6,000,000       6,000,000
------------------------------------------------------------------------------------
   2.1%**, 2/14/2002                                       5,000,000       5,000,000
------------------------------------------------------------------------------------
Vermont 1.3%
------------------------------------------------------------------------------------
Student Association Corp., 1.65%*, 1/1/2004                6,405,000       6,405,000
------------------------------------------------------------------------------------
Virginia 3.0%
------------------------------------------------------------------------------------
Henrico County Individual Development Revenue,             5,000,000       5,000,000
   1.45%*, 8/1/2020
------------------------------------------------------------------------------------
Louisa Industrial Development Authority-Virginia
   Electric and Power Co. Project:
   1.3%**, 3/26/2002                                       4,000,000       4,000,000
------------------------------------------------------------------------------------
   1.3%**, 3/27/2002                                       3,500,000       3,500,000
------------------------------------------------------------------------------------
   1.5%**, 2/20/2002                                       2,000,000       2,000,000
------------------------------------------------------------------------------------
Washington 0.3%
------------------------------------------------------------------------------------
Tacoma Electric System, 1.3%**, 4/12/2002                  1,500,000       1,500,000
------------------------------------------------------------------------------------
West Virginia 0.1%
------------------------------------------------------------------------------------
Preston County Individual Development Revenue,               330,000         330,000
   1.7%*, 12/1/2007
------------------------------------------------------------------------------------
Wisconsin 2.6%
------------------------------------------------------------------------------------
Housing & Economic Development Authority Business          3,420,000       3,420,000
   Development Revenue, 1.5%*, 9/1/2019
------------------------------------------------------------------------------------
Park Falls Individual Development Revenue, 1.7%*,
   8/1/2020                                                4,000,000       4,000,000
------------------------------------------------------------------------------------
Pewaukee Mixer System, Inc. Project, 1.7%*, 9/1/2020       1,900,000       1,900,000
------------------------------------------------------------------------------------
Rhinelander Individual Development Revenue, 1.45%*,
   11/1/2014                                               2,840,000       2,840,000
------------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0%                                      476,462,627
(Cost $476,462,627) (a)
------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of January 31, 2002.

**       Interest rates represent annualized yield to date of maturity.

(a)      The cost for federal income tax purposes is $476,462,627.


    The accompanying notes are an integral part of the financial statements.

financial statements


Statements of Assets and Liabilities

                                                         Government       Municipal
   January 31, 2002 (Unaudited)         Money Fund       Money Fund      Money Fund
   ------------------------------------------------------------------------------------
   Assets
   ------------------------------------------------------------------------------------
   Investments in securities, at
      amortized cost:
      Short-term securities          $   868,813,512  $   216,982,073 $   476,462,627
   ------------------------------------------------------------------------------------
      Repurchase agreements                       --       93,607,000              --
   ------------------------------------------------------------------------------------
   Cash                                           --              193         422,851
   ------------------------------------------------------------------------------------
   Receivable for investments sold                --               --         255,438
   ------------------------------------------------------------------------------------
   Interest receivable                       581,459          957,460       1,436,793
   ------------------------------------------------------------------------------------
   Receivable for Fund shares sold         1,433,969            2,307         488,249
   ------------------------------------------------------------------------------------
   Due from Advisor                               --               --         119,561
   ------------------------------------------------------------------------------------
   Total Assets                          870,828,940      311,549,033     479,185,519
   ------------------------------------------------------------------------------------
   Liabilities
   ------------------------------------------------------------------------------------
   Due to custodian bank                     294,764               --              --
   ------------------------------------------------------------------------------------
   Payable for investments purchased       9,999,734        5,000,000              --
   ------------------------------------------------------------------------------------
   Dividends payable                         235,327           84,962          96,851
   ------------------------------------------------------------------------------------
   Payable for Fund shares redeemed               --          191,075              --
   ------------------------------------------------------------------------------------
   Accrued management fee                    286,244           93,937              --
   ------------------------------------------------------------------------------------
   Other accrued expenses and
      payables                                59,447           64,514          68,303
   ------------------------------------------------------------------------------------
   Total Liabilities                      10,875,516        5,434,488         165,154
   ------------------------------------------------------------------------------------
   Net assets, at value              $   859,953,424  $   306,114,545 $   479,020,365
   ------------------------------------------------------------------------------------
   Net Assets
   ------------------------------------------------------------------------------------
   Net assets consist of:
   Accumulated net realized gain
      (loss)                                (61,940)               --            (68)
   ------------------------------------------------------------------------------------
   Paid-in capital                       860,015,364      306,114,545     479,020,433
   ------------------------------------------------------------------------------------
   Net assets, at value              $   859,953,424  $   306,114,545 $   479,020,365
   ------------------------------------------------------------------------------------
   Shares outstanding                    859,951,713      306,115,531     479,020,302
   ------------------------------------------------------------------------------------
   Net asset value, offering and
      redemption price per share
      (Net asset value / outstanding
      shares of beneficial interest,
      no par value, unlimited number
      of shares authorized)          $          1.00  $          1.00 $          1.00
-------------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

Statements of Operations

   Six months ended January 31, 2002                     Government       Municipal
   (Unaudited)                          Money Fund       Money Fund      Money Fund
   ------------------------------------------------------------------------------------
   Investment Income
   ------------------------------------------------------------------------------------
   Income:
   Interest                          $    13,865,262  $     4,986,398 $     4,995,016
   ------------------------------------------------------------------------------------
   Expenses:
   Management fee                          1,718,694          785,912       1,040,798
   ------------------------------------------------------------------------------------
   Services to shareholders                  301,760          124,011         130,173
   ------------------------------------------------------------------------------------
   Custodian fees                             20,213           18,743           3,647
   ------------------------------------------------------------------------------------
   Auditing                                   16,608            6,548          12,346
   ------------------------------------------------------------------------------------
   Legal                                       9,629            3,295           8,040
   ------------------------------------------------------------------------------------
   Trustees' fees and expenses                22,886           19,551          16,151
   ------------------------------------------------------------------------------------
   Reports to shareholders                        --            4,418           2,909
   ------------------------------------------------------------------------------------
   Registration fees                          12,043           33,632          90,944
   ------------------------------------------------------------------------------------
   Other                                       1,549               --          12,931
   ------------------------------------------------------------------------------------
   Total expenses, before expense
      reductions                           2,103,382          996,110       1,317,939
   ------------------------------------------------------------------------------------
   Expense reductions                      (470,631)        (547,047)     (1,195,777)
   ------------------------------------------------------------------------------------
   Total expenses, after expense
      reductions                           1,632,751          449,063         122,162
   ------------------------------------------------------------------------------------
   Net investment income                  12,232,511        4,537,335       4,872,854
   ------------------------------------------------------------------------------------
   Net realized gain (loss) on
      investment transactions                  2,762              204              --
   ------------------------------------------------------------------------------------
   Net increase in net assets        $    12,235,273  $     4,537,539 $     4,872,854
      resulting from operations
-------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Money Fund

                                                         Six months
                                                           ended
                                                        January 31,      Year ended
                                                      2002 (Unaudited)  July 31, 2001
   ------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
   ------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $    12,232,511 $    52,600,350
   ------------------------------------------------------------------------------------
   Net realized gain (loss) on investment transactions          2,762     (4,044,294)
   ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations                                      12,235,273      48,556,056
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                             (12,234,676)    (52,543,236)
   ------------------------------------------------------------------------------------
   Fund share transactions:
   Proceeds from shares sold                              323,869,036     963,782,313
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                           12,167,839      50,984,896
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                              (454,246,178)   (966,477,185)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions                                      (118,209,303)      48,290,024
   ------------------------------------------------------------------------------------
   Capital contribution from Advisor (see Note E)                  --       3,989,083
   ------------------------------------------------------------------------------------
   Increase (decrease) in net assets                    (118,208,706)      48,291,927
   ------------------------------------------------------------------------------------
   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                    978,162,130     929,870,203
   ------------------------------------------------------------------------------------
   End of period                                      $   859,953,424 $   978,162,130
   ------------------------------------------------------------------------------------
   Other Information
   ------------------------------------------------------------------------------------
   Shares outstanding at beginning of period              978,161,970     929,870,203
   ------------------------------------------------------------------------------------
   Shares sold                                            323,868,086     963,784,140
   ------------------------------------------------------------------------------------
   Shares issued to shareholders in reinvestment of
      distributions                                        12,167,839      50,984,896
   ------------------------------------------------------------------------------------
   Shares redeemed                                      (454,246,182)   (966,477,269)
   ------------------------------------------------------------------------------------
   Net increase (decrease)                              (118,210,257)      48,291,767
   ------------------------------------------------------------------------------------
   Shares outstanding at end of period                    859,951,713     978,161,970
   ------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Government Money Fund

                                                         Six months
                                                           ended
                                                        January 31,      Year ended
                                                      2002 (Unaudited)  July 31, 2001
   ------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
   ------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $     4,537,335 $    24,440,473
   ------------------------------------------------------------------------------------
   Net realized gain (loss) on investment transactions            204          35,605
   ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations                                       4,537,539      24,476,078
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                              (4,539,215)    (24,476,076)
   ------------------------------------------------------------------------------------
   Fund share transactions:
   Proceeds from shares sold                              185,521,158     869,949,138
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                            4,448,704      23,408,920
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                              (271,403,046)   (890,800,156)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions                                       (81,433,184)       2,557,902
   ------------------------------------------------------------------------------------
   Increase (decrease) in net assets                     (81,434,860)       2,557,904
   ------------------------------------------------------------------------------------
   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                    387,549,405     384,991,501
   ------------------------------------------------------------------------------------
   End of period                                      $   306,114,545 $   387,549,405
   ------------------------------------------------------------------------------------
   Other Information
   ------------------------------------------------------------------------------------
   Shares outstanding at beginning of period              387,548,721     384,991,501
   ------------------------------------------------------------------------------------
   Shares sold                                            185,521,158     869,948,075
   ------------------------------------------------------------------------------------
   Shares issued to shareholders in reinvestment of
      distributions                                         4,448,704      23,408,920
   ------------------------------------------------------------------------------------
   Shares redeemed                                      (271,403,052)   (890,799,775)
   ------------------------------------------------------------------------------------
   Net increase (decrease)                               (81,433,190)       2,557,220
   ------------------------------------------------------------------------------------
   Shares outstanding at end of period                    306,115,531     387,548,721
   ------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Municipal Money Fund

                                                         Six months
                                                           ended
                                                        January 31,      Year ended
                                                      2002 (Unaudited)  July 31, 2001
   ------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
   ------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $     4,872,854 $    13,511,040
   ------------------------------------------------------------------------------------
   Net realized gain (loss) on investment transactions             --            (22)
   ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations                                       4,872,854      13,511,018
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                              (4,872,841)    (13,510,925)
   ------------------------------------------------------------------------------------
   Fund share transactions:
   Proceeds from shares sold                              237,642,546     579,462,863
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                            4,820,148      13,030,455
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                              (204,035,599)   (409,001,212)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions                                         38,427,095     183,492,106
   ------------------------------------------------------------------------------------
   Increase (decrease) in net assets                       38,427,108     183,492,199
   ------------------------------------------------------------------------------------
   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                    440,593,257     257,101,058
   ------------------------------------------------------------------------------------
   End of period                                      $   479,020,365 $   440,593,257
   ------------------------------------------------------------------------------------
   Other Information
   ------------------------------------------------------------------------------------
   Shares outstanding at beginning of period              440,593,206     257,101,058
   ------------------------------------------------------------------------------------
   Shares sold                                            237,642,547     579,462,920
   ------------------------------------------------------------------------------------
   Shares issued to shareholders in reinvestment of
      distributions                                         4,820,148      13,030,455
   ------------------------------------------------------------------------------------
   Shares redeemed                                      (204,035,599)   (409,001,227)
   ------------------------------------------------------------------------------------
   Net increase (decrease)                                 38,427,096     183,492,148
   ------------------------------------------------------------------------------------
   Shares outstanding at end of period                    479,020,302     440,593,206
   ------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

financial highlights


Zurich YieldWise Money Fund

   Years ended July 31,     2002^a     2001      2000      1999       1998     1997^b
   ------------------------------------------------------------------------------------
   Selected Per Share Data
   ------------------------------------------------------------------------------------
   Net asset value,
      beginning of period $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00    $ 1.00
   ------------------------------------------------------------------------------------
   Net investment income     .01       .06       .06       .05        .06       .02
   ------------------------------------------------------------------------------------
   Less distributions
      from net investment
      income               (.01)     (.06)     (.06)     (.05)      (.06)     (.02)
   ------------------------------------------------------------------------------------
   Net asset value, end
      of period           $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00    $ 1.00
   ------------------------------------------------------------------------------------
   Total Return (%)^c     1.31**    5.64^d      5.88      5.03       5.81    1.69**
   ------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of        860       978       930       914      1,072       245
      period ($ millions)
   ------------------------------------------------------------------------------------
   Ratio of expenses
      before expense
      reductions (%)        .45*     .44^e       .47       .45        .44      .60*
   ------------------------------------------------------------------------------------
   Ratio of expenses
      after expense
      reductions (%)        .35*      .34e       .34       .34        .07        --
   ------------------------------------------------------------------------------------
   Ratio of net            2.60*      5.49      5.72      4.92       5.63     5.66*
      investment income
      (%)
-------------------------------------------------------------------------------------

^a For the six months ended January 31, 2002 (Unaudited).

^b For the period from April 17, 1997 (commencement of operations) to July 31,
   1997.

^c Total returns would have been lower had certain expenses not been reduced.

^d Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor (see Note E). Without this contribution the total return would have been lower.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .44% and .34%, respectively.

*  Annualized

** Not annualized

Zurich YieldWise Government Money Fund

   Years ended July 31,                         2002^a     2001       2000     1999^b
   ------------------------------------------------------------------------------------
   Selected Per Share Data
   ------------------------------------------------------------------------------------
   Net asset value, beginning of period       $ 1.00    $ 1.00     $ 1.00    $ 1.00
   ------------------------------------------------------------------------------------
   Net investment income                         .01       .06        .06       .03
   ------------------------------------------------------------------------------------
   Less distributions from net investment
      income                                   (.01)     (.06)      (.06)     (.03)
   ------------------------------------------------------------------------------------
   Net asset value, end of period             $ 1.00    $ 1.00     $ 1.00    $ 1.00
   ------------------------------------------------------------------------------------
   Total Return (%)^c                         1.29**      5.67       5.94    3.30**
   ------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of period ($ millions)        306       388        385       211
   ------------------------------------------------------------------------------------
   Ratio of expenses before expense
      reductions (%)                             .57*     .54^d       .63      .61*
   ------------------------------------------------------------------------------------
   Ratio of expenses after expense
      reductions (%)                             .26*     .21^d       .10      .05*
   ------------------------------------------------------------------------------------
   Ratio of net investment income (%)          2.61*      5.55       5.87     4.92*
-------------------------------------------------------------------------------------

^a For the six months ended January 31, 2002 (Unaudited).

^b For the period from December 1, 1998 (commencement of operations) to July 31,
   1999.

^c Total returns would have been lower had certain expenses not been reduced.

^d The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .53% and .21%, respectively.

*  Annualized

** Not annualized

Zurich YieldWise Municipal Money Fund

   Years ended July 31,                         2002^a     2001       2000     1999^b
   ------------------------------------------------------------------------------------
   Selected Per Share Data
   ------------------------------------------------------------------------------------
   Net asset value, beginning of period       $ 1.00    $ 1.00     $ 1.00    $ 1.00
   ------------------------------------------------------------------------------------
   Net investment income                         .01       .04        .04       .02
   ------------------------------------------------------------------------------------
   Less distributions from net investment
      income                                   (.01)     (.04)      (.04)     (.02)
   ------------------------------------------------------------------------------------
   Net asset value, end of period             $ 1.00    $ 1.00     $ 1.00    $ 1.00
   ------------------------------------------------------------------------------------
   Total Return (%)^c                         1.03**      3.86       3.96    2.09**
   ------------------------------------------------------------------------------------
   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of period ($ millions)        479       441        257        81
   ------------------------------------------------------------------------------------
   Ratio of expenses before expense
      reductions (%)                             .55*     .55^d       .69      .88*
   ------------------------------------------------------------------------------------
   Ratio of expenses after expense
      reductions (%)                             .05*     .00^d       .00       .00
   ------------------------------------------------------------------------------------
   Ratio of net investment income (%)          2.02*      3.76       3.98     3.25*
-------------------------------------------------------------------------------------

^a For the six months ended January 31, 2002 (Unaudited).

^b For the period from December 1, 1998 (commencement of operations) to July 31,
   1999.

^c Total returns would have been lower had certain expenses not been reduced.

^d The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .55% and .00%, respectively.

*  Annualized

** Not annualized
notes to financial statements (unaudited)



A. Significant Accounting Policies

Zurich YieldWise Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust currently offers three investment funds ("Funds"). Zurich YieldWise Money Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich YieldWise Government Money Fund invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies and repurchase agreements thereon. Zurich YieldWise Municipal Money Fund invests in short-term high quality municipal securities.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Funds may enter into repurchase agreements with certain banks and broker/dealers whereby the Funds, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At July 31, 2001, the Funds had a net tax basis capital loss carryforward as follows which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever comes first:

                                                Capital loss
                                              Carryforward ($) Expiration
-------------------------------------------------------------------------
Zurich YieldWise Money Fund                          6,330     7/31/2009
-------------------------------------------------------------------------
                                                       300     7/31/2008
-------------------------------------------------------------------------
Zurich YieldWise Municipal Money Fund                   46     7/31/2009
-------------------------------------------------------------------------

In addition, from November 1, 2000 through July 31, 2001, the Zurich YieldWise Money Fund and Zurich YieldWise Municipal Money Fund incurred approximately $55,940 and $22, respectively, of net realized capital losses. As permitted by tax regulations, both Funds intend to elect to defer these losses and treat them as arising in the fiscal year ending July 31, 2002.

Distribution of Income and Gains. All of the net investment income of the Funds is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Expenses. Expenses arising in connection with a specific fund are allocated to that fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215,000,000 of the Funds' average daily net assets, 0.375% of the next $335,000,000 of such net assets, 0.30% of the next

$250,000,000 of such net assets and 0.25% of such net assets in excess of $800,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended January 31, 2002, the Funds incurred the following management fees:

                                         Total                            Effective
Fund                                  Aggregated ($)     Not Imposed ($)   Rate (%)
-------------------------------------------------------------------------------------
Zurich YieldWise Money Fund             1,718,694            186,223         0.33
-------------------------------------------------------------------------------------
Zurich YieldWise Government Money
   Fund                                   785,912            443,778         0.20
-------------------------------------------------------------------------------------
Zurich YieldWise Municipal Money Fund   1,040,798          1,040,798          --
-------------------------------------------------------------------------------------

ZSI has agreed to temporarily waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund as follows: for Zurich YieldWise Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.38% until November 30, 2002; for Zurich YieldWise Government Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.37% until November 30, 2002; for Zurich YieldWise Municipal Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.30% until November 30, 2002. In addition, from August 1, 2001 to January 2, 2002, ZSI agreed to voluntarily limit expenses of each Fund as follows: for Zurich YieldWise Money Fund, 0.34%; for Zurich YieldWise Government Money Fund, 0.24%; for Zurich YieldWise Municipal Money Fund, 0.00%.

Under these agreements, ZSI waived and absorbed additional expenses of $25,645 for Zurich YieldWise Municipal Money Fund.

On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of ZSI, with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the funds' investment management agreements with ZSI under the 1940 Act and, therefore, a termination of those agreements, ZSI intends to seek approval of new agreements from the funds' shareholders. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the

Trust. For the six months ended January 31, 2002, SISC received shareholder services fees as follows:

                                                                       Unpaid at
                                        Total                         January 31
Fund                               Aggregated ($)  Not Imposed ($)     2002 ($)
--------------------------------------------------------------------------------
Zurich YieldWise Money Fund            281,448          281,448              --
--------------------------------------------------------------------------------
Zurich YieldWise Government Money
   Fund                                101,698          101,698              --
--------------------------------------------------------------------------------
Zurich YieldWise Municipal Money       127,134          127,134              --
   Fund
--------------------------------------------------------------------------------

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings.

C. Expense Off-Set Arrangements

Each Fund has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the six months ended January 31, 2002, the Funds' custodian fees were reduced as follows:

Fund                                                     Custodian Fee ($)
--------------------------------------------------------------------------
Zurich YieldWise Money Fund                                     2,960
--------------------------------------------------------------------------
Zurich YieldWise Government Money Fund                          1,571
--------------------------------------------------------------------------
   Zurich YieldWise Municipal Money Fund                        2,200
--------------------------------------------------------------------------


D. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

E. Capital Contribution

On January 16, 2001 the Advisor voluntarily purchased $10,000,000 of Southern California Edison commercial paper from the Zurich YieldWise Money Fund for $3,989,083 in excess of that security's value. The Fund recorded a realized loss of $3,989,083 on the transaction, which was offset by a payment of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution.

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








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








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
trustees and officers

Trustees
--------------------------------------------------------------------------------
John W. Ballantine            Donald L. Dunaway          Shirley D. Peterson
Trustee                       Trustee                    Trustee
--------------------------------------------------------------------------------
Lewis A. Burnham              James R. Edgar             Fred B. Renwick
Trustee                       Trustee                    Trustee
--------------------------------------------------------------------------------
Mark S. Casady                William F. Glavin, Jr.     William P. Sommers
Trustee and President         Trustee                    Trustee
--------------------------------------------------------------------------------
Linda C. Coughlin             Robert B. Hoffman          John G. Weithers
Trustee, Chairperson and      Trustee                    Trustee
Vice President



Officers
--------------------------------------------------------------------------------
Jerri I. Cohen               Linda J. Wondrack            Thomas Lally
Vice President               Vice President               Assistant Treasurer
--------------------------------------------------------------------------------
Philip J. Collora            Gary L. French               Brenda Lyons
Vice President and           Treasurer                    Assistant Treasurer
Assistant Secretary
--------------------------------------------------------------------------------
Kathryn L. Quirk             John Millette                Caroline Pearson
Vice President               Secretary                    Assistant Secretary
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.     John R. Hebble
Vice President               Assistant Treasurer



Legal Counsel          Vedder, Price, Kaufman & Kammholz
                       222 North LaSalle Street
                       Chicago, IL 60601
--------------------------------------------------------------------------------
Shareholder Service    Scudder Investments Service Company
Agent                  P.O. Box 219151
                       Kansas City, MO 64121-9151
--------------------------------------------------------------------------------
Custodian              State Street Bank and Trust Company
                       225 Franklin Street
                       Boston, MA 02110
--------------------------------------------------------------------------------
Transfer Agent         State Street Bank and Trust Company
                       225 Franklin Street
                       Boston, MA 02110
--------------------------------------------------------------------------------
Independent Auditors   Ernst & Young LLP
                       200 Clarendon Street
                       Boston, MA 02116
                                                                      [LOGO]
                                                                      ZURICH
This report must be preceded or accompanied
by a Zurich YieldWise Funds prospectus.         Zurich Scudder Investments, Inc.
                                                222 South Riverside Plaza
                                                Chicago, IL 60606-5808
                                                www.zurichfunds.com
                                                1-888-987-4241